FAIR VALUE DISCLOSURES - Losses Recognized on Investments (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
FAIR VALUE DISCLOSURES
Net gain (loss) recognized during the period on investments in marketable securities	¥ 4,459	¥ (1,965)	¥ (96)
Unrealized gain (loss) recognized during the reporting period on investments in marketable securities still held at the reporting date	¥ 4,459	¥ (1,965)	¥ (96)